Aug. 07, 2023
Loncar China BioPharma ETF (CHNA)

August 7, 2023

Supplement to the
Summary Prospectus and Prospectus
each dated December 20, 2022, as previously supplemented

Effective immediately, the Loncar China BioPharma Index (the “Index”) reconstitutes on the second Monday of each February. All references to an Index reconstitution on the second Monday of each August are hereby deleted.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Loncar China BioPharma ETF
Loncar China BioPharma ETF